Cnsolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (1,139,072)	$ (306,153)
Adjustments to reconcile net loss to net cash used for operating activities
Depreciation and amortization	133,030	97,857
Deferred tax expense (benefit)	970	(79,870)
Stock-based compensation expense	67,070
Loan forgiveness income	(46,500)
Changes in assets and liabilities
Accounts receivable	557,980	27,471
Contract asset	(79,821)	(51,152)
Prepaid expenses	(4,375)
Accrued expenses	151,778	36,042
Deferred revenue	(410,164)	350,627
Net Cash (used for) from Operating Activities	(769,104)	74,822
Investing Activities
Capital expenditures for equipment	(6,070)	(19,290)
Capital expenditures for internally developed software	(292,229)	(173,710)
Net Cash used for Investing Activities	(298,299)	(193,000)
Financing Activities
Proceeds from PPP loan	46,500
Collection of stock subscriptions	130,532
Preferred stock and commitment fee issuance	1,919,219
Net advances to and proceeds from Parent	408,672	(124,563)
Distributions to Parent	(653,570)	(589,333)
Proceeds for prepaid stock issuance	750,000
Repayment for prepaid stock issuance	(750,000)
Issuance of common stock		2,562,264
Proceeds from isssuance of convertible notes		1,882,500
Principal payments on convertible notes		(1,811,460)
Net Cash from Financing Activities	1,851,353	1,919,408
Net Change in Cash	783,950	1,801,230
Cash, Beginning of Year	1,801,230
Cash, End of Year	2,585,180	1,801,230
Non-Cash Financing Activities
Notes coverted to common stock		71,040
Common stock issued on subscription	5,266	130,532
Preferred stock discount accretion	13,321
Preferred stock dividend accretion	$ 3,507